Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

6 — LEASES

As of June 30, 2024 and 2025, Zhibao China Group leases office spaces in different cities in the PRC under non-cancelable operating leases, with terms ranging between 12 months and 60 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of operations and comprehensive (loss) income. The corporate office lease also requires the Company to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the consolidated statements of operations and comprehensive (loss) income. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company records operating lease expense in its consolidated statements of operations and comprehensive (loss) income on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	June 30, 2024	June 30, 2025
	RMB	RMB
Right of use assets	3,313,215	3,976,798

Operating lease liabilities, current	2,425,135	2,078,397
Operating lease liabilities, noncurrent	1,044,068	1,934,528
Total operating lease liabilities	3,469,203	4,012,925

Other information about the Company’s leases is as follows:

	June 30, 2023	June 30, 2024	June 30, 2025
	RMB	RMB	RMB
Operating cash flows used in operating leases	2,144,171	1,999,242	2,175,762
Weighted average remaining lease term (years)	2.25	1.67	1.99
Weighted average discount rate	4.75%	4.55%	3.86%

Operating lease expenses were RMB 2,618,366, RMB 2,335,152 and RMB 2,353,117 (US$328,482), respectively, for the fiscal years ended June 30, 2023, 2024 and 2025, among which RMB nil, RMB 235,815 and RMB 255,335 (US$35,643) were incurred for short-term lease arrangements for the fiscal years ended June 30, 2023, 2024 and 2025, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025:

June 30, 2025
RMB
For the year ending June 30, 2026	2,149,526
For the year ending June 30, 2027	1,463,930
For the year ending June 30, 2028	523,235
Total lease payments	4,136,691
Less: imputed interest	(123,766)
Present value of lease liabilities	4,012,925